Note 18 - Other Operating (Loss) Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Write-off of Accrued Liabilities	$ 914	$ 3,137
Unearened Revenue [Member]
Write-off of Accrued Liabilities		2,043
Brokerage Commissions [Member]
Write-off of Accrued Liabilities		$ 1,094